Loans - Allowances for Loan Losses and Loans Evaluated for Impairment (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,389,613		$ 5,154,505
Charge-offs	(2,983,450)		(1,693,981)
Recoveries	225,259		206,812
Provision	3,600,000		1,722,277
Ending balance	6,231,422		5,389,613
Ending balance - individually evaluated impairment	4,379,349		3,124,202
Ending balance, loans	210,585,895	[1]	218,582,630	[2]
Ending balance - Loans individually evaluated for impairment	48,119,175		48,548,933
Unearned loan fees			932,468
Unsecured [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	77,502		97,961
Charge-offs	(199,798)		(25,523)
Recoveries	40,022		2,584
Provision	205,549		2,480
Ending balance	123,275		77,502
Ending balance - individually evaluated impairment			11,060
Ending balance, loans	509,598	[1]	822,538	[2]
Ending balance - Loans individually evaluated for impairment	27,219		40,017
Cash Value [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	17,054		16,727
Charge-offs	(17,054)
Recoveries
Provision	4,044		327
Ending balance	4,044		17,054
Ending balance - individually evaluated impairment			17,054
Ending balance, loans	3,143,563	[1]	3,393,228	[2]
Ending balance - Loans individually evaluated for impairment			17,054
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,328,224		2,083,285
Charge-offs	(1,365,116)		(605,011)
Recoveries	151,817		66,437
Provision	973,825		783,513
Ending balance	2,088,750		2,328,224
Ending balance - individually evaluated impairment	1,289,098		1,645,625
Ending balance, loans	21,754,221	[1]	24,604,432	[2]
Ending balance - Loans individually evaluated for impairment	10,904,128		13,001,107
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,259,106		2,480,770
Charge-offs	(945,223)		(1,051,727)
Recoveries	22,999		105,116
Provision	2,255,937		724,947
Ending balance	3,592,819		2,259,106
Ending balance - individually evaluated impairment	2,949,143		1,075,729
Ending balance, loans	180,747,485	[1]	185,352,416	[2]
Ending balance - Loans individually evaluated for impairment	36,118,788		34,805,680
Business Assets [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	477,511		299,741
Charge-offs	(305,374)		(2,087)
Recoveries	3,814		23,160
Provision	99,486		156,697
Ending balance	275,437		477,511
Ending balance - individually evaluated impairment	114,703		293,697
Ending balance, loans	2,474,070	[1]	2,621,853	[2]
Ending balance - Loans individually evaluated for impairment	899,772		561,091
Vehicles [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	230,216		176,021
Charge-offs	(150,885)		(9,633)
Recoveries	6,607		9,515
Provision	61,159		54,313
Ending balance	147,097		230,216
Ending balance - individually evaluated impairment	26,405		81,037
Ending balance, loans	1,539,830	[1]	1,686,508	[2]
Ending balance - Loans individually evaluated for impairment	169,268		123,984
Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance
Charge-offs
Recoveries
Provision
Ending balance
Ending balance - individually evaluated impairment
Ending balance, loans	417,128	[1]	101,655	[2]
Ending balance - Loans individually evaluated for impairment
Unearned loan fees	$ 1,116,166

[1]	Loan balances presented are gross of unearned loan fees of $1,116,166.
[2]	Loan balances presented are gross of unearned loan fees of $932,468.